Consultancy and Professional Fees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Consultancy and Professional Fees [Abstract]
Schedule of consultancy and professional fees
	2022	2021	2020
	USD	USD	USD

Legal fees	981,085	1,137,615	105,615
Audit fees	695,086	1,399,593	40,513
Consultancy fees	438,536	3,583,286	85,241
	2,114,707	6,120,494	231,369